Fair Value Measurements (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value of long-term debt	$ 496,000,000
Long-term debt	$ 492,633,000	$ 0	[1]

[1]	Financial statements as of December 31, 2013 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. See Note 2.